Acquisitions of businesses and purchase accounting - NorCal Respiratory, Inc. - Narratives (Details) - NorCal Respiratory, Inc. - USD ($)		4 Months Ended	12 Months Ended
	Jun. 03, 2022	Sep. 30, 2022	Sep. 30, 2022
Disclosure of detailed information about business combination [line items]
Purchase price	$ 3,080,000
Cash consideration	$ 2,494,000	$ 586,000	$ 586,000
Discount rate	3.41%
Fair value of holdback consideration	$ 586,000
Professional fees in conjunction with the acquisition	$ 29,000
Revenue of combined entity as if combination occurred at beginning of period			3,200,000
Profit (loss) of combined entity as if combination occurred at beginning of period			$ (150,000)
Revenue of acquiree since acquisition date		1,000,000
Profit (loss) of acquiree since acquisition date		$ (50,000)